Employee benefits: variable compensation - Movements (Detail 3)		12 Months Ended
		Dec. 31, 2019 CHF (SFr)	Dec. 31, 2018 CHF (SFr)
Stock Appreciation Rights Awards [Line Items]
Number of SARs outstanding, at the beginning of the year		5,965,769	8,513,415
Number of SARs exercised during the year	[1]	(5,381,259)	(2,490,146)
Number of SARs forfeited during the year		0	(11,000)
Number of SARs expired unexercised		(584,510)	(46,500)
Number of SARs outstanding, at the end of the year		0	5,965,769
Number of SARs exercisable, at the end of the year		0	5,965,769
Weighted average exercise price of SARs outstanding, at the beginning of the year		SFr 12	SFr 12
Weighted average exercise price of SARs exercised during the year	[1]	11	11
Weighted average exercise price of SARs forfeited during the year		0	13
Weighted average exercise price of SARs expired unexercised		16	12
Weighted average exercise price of SARs outstanding, at the end of the year			12
Weighted average exercise price of SARs exercisable, at the end of the year			12
Weighted average share price of SARs exercised		12.71	16.15
Intrinsic value of SARs exercised during the year		SFr 7,000,000	SFr 12,000,000

[1]	The weighted average share price upon exercise of SARs was CHF 12.71 in 2019 (2018: CHF 16.15), resulting in an intrinsic value of CHF 7 million of SARs exercised during 2019 (2018: CHF 12 million).